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                                               [LINCOLN FINANCIAL GROUP LOGO]

JEREMY SACHS, ESQ.
SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT  06103-1106
TELEPHONE: (860) 466-1465
FACSIMILE:  (860) 466-1778

September 6, 2001

                                                             VIA EDGAR

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, DC   20549


Re: Lincoln Life Flexible Premium Variable Life Account M ("Separate Account")
    The Lincoln National Life Insurance Company ("Lincoln Life")
    Registration Nos.: 333-54338 and 811-08557

Ladies and Gentlemen:

On behalf of Lincoln Life and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. The internal acronym for this product is Lincoln "VUL(CV)-II."

Lincoln Life, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under Registration Number 333-54338, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on August 17, 2001.

Sincerely,

/s/ Jeremy Sachs

Jeremy Sachs, Esq.
Senior Counsel